Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2015
Debt Issuance Costs [Abstract]
Schedule of debt issuance costs
	2015	2014
Financial advisor fee	$108,000	$108,000
Legal fees	56,229	56,229
Fair value of warrants issued (as disclosed in Note 15 )	11,024	11,024
	175,253	175,253
Less: accumulated amortization	(170,049)	(149,234)
	$5,204	$26,019